Investments accounted for using the equity method - Summary of Financial Statements of Regeneron, After Adjustments to Comply With IFRS But Before Fair Value Remeasurements (Details) - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	[2]
Disclosure of transactions between related parties [line items]
Net income	€ 2,837	€ 4,410	[1]	€ 8,537	[1],[2],[3]
Other comprehensive income for the period, net of taxes	650	959		(2,680)	[3]
Comprehensive income	3,487	5,369		5,857	[3]
Non-current assets	83,800	86,761		73,425	[4]
Total assets	112,736	111,408		99,813	[4]
Non-current liabilities	33,241	34,997		26,111	[5]
Consolidated shareholders’ equity of Regeneron	59,108	59,035		58,239	[5]	€ 57,722
Regeneron
Disclosure of transactions between related parties [line items]
Net sales and other revenues	7,023	5,680		5,079
Net income	1,882	2,476		702
Other comprehensive income for the period, net of taxes	113	(33)		12
Comprehensive income	1,995	2,443		714
Current assets	6,858	5,621		3,615
Non-current assets	6,627	4,731		3,966
Total assets	13,485	10,352		7,581
Current liabilities	1,870	1,258		983
Non-current liabilities	925	772		1,340
Total liabilities	2,795	2,030		2,323
Consolidated shareholders’ equity of Regeneron	€ 10,690	€ 8,322		€ 5,258

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).
[2]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).
[3]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).
[4]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).
[5]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).